Lease obligation (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease obligation
Total operating lease expenditures	$ 364,712	$ 739,527
Total financing lease expenditures	$ 495,233	$ 0